NORTHSTAR GALAXY TRUST
                 "FORMERLY KNOWN AS NORTHSTAR VARIABLE TRUST"
                   Prospectus Supplement dated July 29, 1998
                      to Prospectus dated April 30, 1998

Effective July 29, 1998, Northstar Variable Trust has been renamed the Northstar Galaxy Trust, the Northstar Variable Trust Growth Portfolio has been renamed the Northstar Galaxy Trust Growth + Value Portfolio, the Northstar Variable Trust International Value Portfolio has been renamed the Northstar Galaxy Trust International Value Portfolio, the Northstar Variable Trust Income and Growth Portfolio has been renamed the Northstar Galaxy Trust Income and Growth Portfolio, the Northstar Variable Trust Multi-Sector Bond Portfolio has been renamed the Northstar Galaxy Trust Multi-Sector Bond Portfolio, and the Northstar Variable Trust High Yield Bond Portfolio has been renamed the Northstar Galaxy Trust High Yield Bond Portfolio.
                                ---------------
             THIS SUPPLEMENT SUPERSEDES ALL PRECEDING SUPPLEMENTS.
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                            NORTHSTAR GALAXY TRUST
                 "FORMERLY KNOWN AS NORTHSTAR VARIABLE TRUST"
      Statement of Additional Information Supplement dated July 29, 1998 to Statement of Additional Information dated April 30, 1998

Effective July 29, 1998, Northstar Variable Trust has been renamed the Northstar Galaxy Trust, the Northstar Variable Trust Growth Portfolio has been renamed the Northstar Galaxy Trust Growth + Value Portfolio, the Northstar Variable Trust International Value Portfolio has been renamed the Northstar Galaxy Trust International Value Portfolio, the Northstar Variable Trust Income and Growth Portfolio has been renamed the Northstar Galaxy Trust Income and Growth Portfolio, the Northstar Variable Trust Multi-Sector Bond Portfolio has been renamed the Northstar Galaxy Trust Multi-Sector Bond Portfolio, and the Northstar Variable Trust High Yield Bond Portfolio has been renamed the Northstar Galaxy Trust High Yield Bond Portfolio.

                                ---------------
             THIS SUPPLEMENT SUPERSEDES ALL PRECEDING SUPPLEMENTS.